May 17, 2022
Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND
Conservative Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund
(the "Funds")

Supplement dated May 17, 2022
to the Class F, Class D and Class I Prospectuses, each dated July 31, 2021

This supplement provides new and additional information beyond that contained in each Prospectus and should be read in conjunction with the Prospectus.

Clarification of Principal Investment Strategies and Risks for the Funds

The following changes are being made to the Prospectuses to clarify that the underlying funds in which the above-listed Funds invest will soon also include certain exchange-traded funds ("ETFs") managed by SIMC.

First, in the Fund Summary for each of the Funds, under the heading titled "Principal Investment Strategies," the first reference to "other SEI Funds" is hereby deleted and replaced with "other SEI funds (including exchange-traded funds (ETFs))" to clarify that the Underlying SEI Funds now include certain ETFs managed by SIMC.

Second, in the Fund Summary with respect to the Defensive Strategy, Conservative Strategy and Moderate Strategy Funds, the paragraph that starts "The Fund may also directly invest in interests of exchange-traded products (ETPs)..." is hereby deleted.

Third, In the Fund Summary for each of the Funds, under the heading titled "Principal Risks," all references to "other investment companies" are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE